Schedule of accrued expenses (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Payables and Accruals [Abstract]
Salaries payable	$ 61,323	$ 42,929
Accrued expenses	105,808
Total	$ 167,131	$ 42,929